DEFERRED INCOME TAXES - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Net deferred tax asset balance	€ 161	€ 141	€ 139
Deductible temporary differences and unused tax losses for which no deferred tax asset recognized	1,009	1,257
Related tax impact	€ 259	€ 321